Segment Information, Information about Company's Reportable Segments (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023 Segment Vessel	Dec. 31, 2024 Segment	Dec. 31, 2025 USD ($) Segment		Dec. 31, 2024 USD ($) Vessel	Dec. 31, 2023 USD ($)
Segment Information [Abstract]
Number of vessels acquired | Vessel					0
Number of reportable segments | Segment	2	2	3
Voyage charter revenues			$ 0		$ 1,310,312	$ 3,253,385
Total vessel revenues			21,081,840		22,394,283	22,304,613
Voyage expenses (including charges from related parties)			(1,307,290)		(1,594,751)	(2,505,152)
Vessel operating expenses (including, $0, $0 and $190,000 to related party for the year ended December 31, 2023, 2024 and 2025, respectively)			(9,079,838)		(9,300,399)	(9,392,960)
Management fees to related parties			(1,807,089)		(1,930,810)	(1,710,651)
Provision for doubtful accounts			0		(25,369)	0
Depreciation and amortization			(4,934,655)		(4,901,246)	(3,364,618)
Gain on sale of vessel			0		0	8,226,258
Operating income/(loss)			(4,649,781)		(5,557,155)	8,200,225
Interest and finance costs			(68,116)		(230,531)	(31,815)
Interest income			2,812,933		8,354,608	2,053,749
Interest income from related party			1,771,836		364,205	0
Dividend income from related party			5,651,212		2,645,833	1,020,833
Foreign exchange (losses)/gains			35,352		(21,019)	(14,978)
Dividend income on equity securities			4,623		4,136	0
(Loss)/Gain on equity securities			54,999		(48,542)	0
Less: Unallocated corporate general and administrative expenses (including related parties)			(8,602,749)		(10,198,863)	(5,357,265)
Net income and comprehensive income from continuing operations, before taxes			5,613,058		5,511,535	11,228,014
Net income and comprehensive income from discontinued operations, before taxes			115,214		19,695,969	129,759,646
Net income and comprehensive income, before taxes			5,728,272		25,207,504	140,987,660
Time Charter [Member]
Segment Information [Abstract]
Vessel revenues			19,013,061		14,315,299	3,439,356
Voyage Charter [Member]
Segment Information [Abstract]
Voyage charter revenues			0		1,310,312	3,253,385
Pool [Member]
Segment Information [Abstract]
Vessel revenues			2,068,779		6,768,672	15,611,872
LPG Carrier Segment [Member]
Segment Information [Abstract]
Number of vessels acquired | Vessel	2
Operating Segment [Member]
Segment Information [Abstract]
Total vessel revenues			21,081,840		22,394,283	22,304,613
Voyage expenses (including charges from related parties)			(1,307,290)		(1,594,751)	(2,505,152)
Vessel operating expenses (including, $0, $0 and $190,000 to related party for the year ended December 31, 2023, 2024 and 2025, respectively)			(9,079,838)		(9,300,399)	(9,392,960)
Management fees to related parties			(1,807,089)		(1,930,810)	(1,710,651)
Provision for doubtful accounts			0		(25,369)	0
Depreciation and amortization			(4,934,655)		(4,901,246)	(3,364,618)
Gain on sale of vessel			0		0	8,226,258
Operating income/(loss)			3,952,968		4,641,708	13,557,490
Operating Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues			19,013,061		14,315,299	3,439,356
Operating Segment [Member] | Voyage Charter [Member]
Segment Information [Abstract]
Voyage charter revenues			0		1,310,312	3,253,385
Operating Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues			2,068,779		6,768,672	15,611,872
Operating Segment [Member] | Eco Tanker Segment [Member]
Segment Information [Abstract]
Total vessel revenues			6,231,397	[1]	6,768,672	15,611,872
Voyage expenses (including charges from related parties)			(489,741)	[1]	(315,055)	(198,730)
Vessel operating expenses (including, $0, $0 and $190,000 to related party for the year ended December 31, 2023, 2024 and 2025, respectively)			(1,759,149)	[1]	(2,310,289)	(5,164,248)
Management fees to related parties			(347,485)	[1]	(386,162)	(688,547)
Provision for doubtful accounts			0	[1]	0	0
Depreciation and amortization			(1,176,038)	[1]	(1,168,558)	(1,490,577)
Gain on sale of vessel			0	[1]	0	8,226,258
Operating income/(loss)			2,458,984	[1]	2,588,608	16,296,028
Operating Segment [Member] | Eco Tanker Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues			4,162,618	[1]	0	0
Operating Segment [Member] | Eco Tanker Segment [Member] | Voyage Charter [Member]
Segment Information [Abstract]
Voyage charter revenues			0	[1]	0	0
Operating Segment [Member] | Eco Tanker Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues			2,068,779	[1]	6,768,672	15,611,872
Operating Segment [Member] | Non-Eco Tanker Segment [Member]
Segment Information [Abstract]
Total vessel revenues			2,047,250
Voyage expenses (including charges from related parties)			(127,361)
Vessel operating expenses (including, $0, $0 and $190,000 to related party for the year ended December 31, 2023, 2024 and 2025, respectively)			(679,547)
Management fees to related parties			(114,400)
Provision for doubtful accounts			0
Depreciation and amortization			(493,712)
Gain on sale of vessel			0
Operating income/(loss)			632,230
Operating Segment [Member] | Non-Eco Tanker Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues			2,047,250
Operating Segment [Member] | Non-Eco Tanker Segment [Member] | Voyage Charter [Member]
Segment Information [Abstract]
Voyage charter revenues			0
Operating Segment [Member] | Non-Eco Tanker Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues			0
Operating Segment [Member] | LPG Carrier Segment [Member]
Segment Information [Abstract]
Total vessel revenues			12,803,193		15,625,611	6,692,741
Voyage expenses (including charges from related parties)			(690,188)		(1,279,696)	(2,306,422)
Vessel operating expenses (including, $0, $0 and $190,000 to related party for the year ended December 31, 2023, 2024 and 2025, respectively)			(6,641,142)		(6,990,110)	(4,228,712)
Management fees to related parties			(1,345,204)		(1,544,648)	(1,022,104)
Provision for doubtful accounts			0		(25,369)	0
Depreciation and amortization			(3,264,905)		(3,732,688)	(1,874,041)
Gain on sale of vessel			0		0	0
Operating income/(loss)			861,754		2,053,100	(2,738,538)
Operating Segment [Member] | LPG Carrier Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues			12,803,193		14,315,299	3,439,356
Operating Segment [Member] | LPG Carrier Segment [Member] | Voyage Charter [Member]
Segment Information [Abstract]
Voyage charter revenues			0		1,310,312	3,253,385
Operating Segment [Member] | LPG Carrier Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues			0		0	0
Segment Reconciling Items [Member]
Segment Information [Abstract]
Interest and finance costs			(68,116)		(230,531)	(31,815)
Interest income			2,812,933		8,354,608	2,053,749
Interest income from related party			1,771,836		364,205	0
Dividend income from related party			5,651,212		2,645,833	1,020,833
Foreign exchange (losses)/gains			35,352		(21,019)	(14,978)
Corporate [Member]
Segment Information [Abstract]
Less: Unallocated corporate general and administrative expenses (including related parties)			$ (8,602,749)		$ (10,198,863)	$ (5,357,265)

[1]	For the year ended December 31, 2025, the Eco tanker segment includes (i) time charter revenues of $4,162,618 from M/T Wonder Altair (delivered July 11, 2025) and (ii) pool revenues of $2,068,779 from M/T Wonder Mimosa operating in a pool arrangement prior to its contribution to Robin on April 14, 2025. The M/T Wonder Mimosa is a 2010-built Handysize vessel that does not have eco-design characteristics, but its results are included within the Eco tanker segment as the successor to the former Handysize tanker segment.